Filed pursuant to 497(e)
File Nos. 333‑20810 and 811‑09819
STATE STREET INSTITUTIONAL INVESTMENT TRUST
State Street Equity 500 Index Fund
(the “Fund”)
Class A (SSSVX) Class I (SSSWX) Class K (SSSYX)
Administrative Shares (STFAX) Class R Shares (SSFRX)  Service Shares (STBIX)
SUPPLEMENT DATED FEBRUARY 12, 2026 TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED APRIL 30, 2025 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Standard & Poor’s 500 Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non‑diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non‑diversified. Accordingly, effective immediately the Summary Prospectuses, Prospectuses and SAI are amended as follows:

1)
The first paragraph of the section titled “State Street Equity 500 Index Fund – Principal Investment Strategies” in the Summary Prospectuses and the Prospectuses is deleted and replaced with the following:

The Fund uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large‑cap sector of the U.S. equities market. As of February 28, 2025, a significant portion of the Index comprised companies in the information technology, healthcare and financials sectors, although this may change from time to time. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

2)	The section titled “State Street Equity 500 Index Fund – Principal Risks” in the Summary Prospectuses and the Prospectuses is revised to add the following risk:
Non‑Diversification Risk – Index Funds: To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. The Fund may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities).

3)
The first paragraph in the subsection titled “Principal Investment Strategies” in the section titled “Additional Information About Investment Objectives, Principal Strategies and Risks – State Street Equity 500 Index Fund” in the Prospectuses is deleted in its entirety and replaced with the following:

The Fund uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large‑cap sector of the U.S. equities market. As of February 28, 2025, a significant portion of the Index comprised companies in the information technology, healthcare and financials sectors, although this may change from time to time. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

4)	The section titled “Additional Information About Investment Objectives, Principal Strategies and Risks – Additional Information About Risks” in the Prospectuses is revised to add the following risk:
Non‑Diversification Risk – Index Funds (principal risk for State Street Equity 500 Index Fund). Funds classified as “non‑diversified” may hold a smaller number of portfolio securities than many other funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. Certain diversified Funds may become non‑diversified for periods of time solely as a result of tracking their Index (e.g., changes in relative market capitalization or index weighting of one or more component securities).

5)	The section titled “Additional Investments and Risks” beginning on page 6 of the SAI is revised to add the following:
Non‑Diversification Risk – Index Funds
A “non‑diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. The securities of a particular issuer may constitute a greater portion of an Index of a Fund and, therefore, the securities may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s shares to greater price volatility than more diversified investment companies.
State Street S&P 500 Index Fund seeks to track the performance of the S&P 500® Index (the “Index”). The composition of the Index may fluctuate between non‑diversified and diversified solely due to changes in relative market capitalization or index weighting of one or more Index components. As a result, a Fund’s diversification status may also fluctuate between non‑diversified and diversified depending on the composition of, and to approximately the same extent as, its respective Index. To the extent the State Street S&P 500 Index Fund becomes non‑diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non‑diversified.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
021226SUPP3

Filed pursuant to 497(e)
File Nos. 333‑20810 and 811‑09819
STATE STREET INSTITUTIONAL INVESTMENT TRUST
State Street Equity 500 Index II Portfolio
(the “Portfolio”)
(SSEYX)
SUPPLEMENT DATED FEBRUARY 12, 2026 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED APRIL 30, 2025 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
The Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Portfolio may become “non‑diversified” solely as a result of tracking the S&P 500® Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Portfolio becomes non‑diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Portfolio shifts from diversified to non‑diversified. Accordingly, effective immediately the Prospectus and SAI are amended as follows:

1)
The first paragraph of the section titled “State Street Equity 500 Index II Portfolio – Principal Investment Strategies” beginning on page 8 of the Prospectus is deleted and replaced with the following:

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large‑cap sector of the U.S. equities market. As of February 28, 2025, a significant portion of the Index comprised companies in the information technology, healthcare and financials sectors, although this may change from time to time. The Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Portfolio may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). When the Portfolio is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

2)	The section titled “State Street Equity 500 Index II Portfolio – Principal Risks of Investing in the Portfolio” beginning on page 9 of the Prospectus is revised to add the following risk:
Non‑Diversification Risk – Index Portfolios: To the extent the Portfolio becomes “non‑diversified,” the Portfolio may hold a smaller number of portfolio securities than many other portfolios. To the extent the Portfolio invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Portfolio may affect its value more than if it invested in a larger number of issuers. The value of the Portfolio’s shares may be more volatile than the values of shares of more diversified portfolios. The Portfolio may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities).

3)
The first paragraph in the subsection titled “Principal Investment Strategies” in the section titled “Additional Information About Investment Objectives, Principal Strategies and Risks – State Street Equity 500 Index II Portfolio” beginning on page 31 of the Prospectus is deleted in its entirety and replaced with the following:

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large‑cap sector of the U.S. equities market. As of February 28, 2025, a significant portion of the Index comprised companies in the information technology, healthcare and financials sectors, although this may change from time to time. The Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Portfolio may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). When the Portfolio is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

4)
The section titled “Additional Information About Investment Objectives, Principal Strategies and Risks – Additional Information About Risks” beginning on page 36 of the Prospectus is revised to add the following risk:

Non‑Diversification Risk – Index Portfolios (principal risk for Equity 500 Index II Portfolio). Portfolios classified as “non‑diversified” may hold a smaller number of portfolio securities than many other portfolios. To the extent a Portfolio invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Portfolio may affect its value more than if it invested in a larger number of issuers. The value of the Portfolio’s shares may be more volatile than the values of shares of more diversified portfolios. Certain diversified Portfolios may become non‑diversified for periods of time solely as a result of tracking their Index (e.g., changes in relative market capitalization or index weighting of one or more component securities).

5)	The section titled “Additional Investments and Risks” beginning on page 4 of the SAI is revised to add the following:
Non‑Diversification Risk – Index Portfolios
A “non‑diversified” classification means that a Portfolio is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Portfolio may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. The securities of a particular issuer may constitute a greater portion of an Index of a Portfolio and, therefore, the securities may constitute a greater portion of the Portfolio’s portfolio. This may have an adverse effect on a Portfolio’s performance or subject a Portfolio’s shares to greater price volatility than more diversified investment companies.
The Equity 500 Index II Portfolio seeks to track the performance of the S&P 500® Index. The composition of the S&P 500® Index may fluctuate between non‑diversified and diversified solely due to changes in relative market capitalization or index weighting of one or more Index components. As a result, a Portfolio’s diversification status may also fluctuate between non‑diversified and diversified depending on the composition of, and to approximately the same extent as, its respective Index. To the extent the Equity 500 Index II Portfolio becomes non‑diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Portfolio shifts from diversified to non‑diversified.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
021226SUPP4